Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 144,774	$ 156,243	$ 290,252	$ 312,357
Percent of Total, Lease rental income	100.00%	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 72,599	$ 84,065	$ 145,394	$ 167,896
Percent of Total, Lease rental income	50.10%	53.80%	50.10%	53.70%
Percent of Total, Management fees		0.20%	0.10%	0.20%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	18.40%	61.90%	53.30%	58.60%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 63,532	$ 63,899	$ 128,259	$ 126,152
Percent of Total, Lease rental income	43.90%	40.90%	44.20%	40.40%
Percent of Total, Management fees	84.00%	32.20%	44.60%	28.30%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 7,975	$ 7,548	$ 15,293	$ 16,842
Percent of Total, Lease rental income	5.50%	4.80%	5.30%	5.40%
Percent of Total, Management fees	(0.90%)	(0.10%)	(0.10%)	8.00%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 668	$ 731	$ 1,306	$ 1,467
Percent of Total, Lease rental income	0.50%	0.50%	0.40%	0.50%
Percent of Total, Management fees	(1.50%)	5.80%	2.10%	4.90%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 1,698	$ 3,883	$ 4,186	$ 8,257
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	544	1,940	2,028	4,241
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	0	4	3	7
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	100	1,201	1,081	2,487
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	457	624	903	1,200
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	(5)	(1)	(2)	339
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ (8)	$ 112	$ 43	$ 208